REAL ESTATE PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2014
REAL ESTATE PROPERTY, NET [Abstract]
Schedule of Real Estate Properties
	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2013	$26,486	$158,755	$9,455	$5,347	$200,043
Additions	-	94	12,854	5,248	18,196

At December 31, 2013	26,486	158,849	22,309	10,595	218,239
Additions	-	544	549	(19,202)	(17,972)
Disposals	-	-	(3,643)	-	(3,780)

At December 31, 2014	26,486	159,393	19,215	(8,607)	196,487

Accumulated depreciation:

At January 1, 2013	-	4,815	307	95	5,217
Depreciation charge for the year	-	2,861	231	169	3,261

At December 31, 2013	-	7,676	538	264	8,478
Depreciation charge for the year	-	2,888	472	(477)	2,883
Disposals	-	-	(78)	-	(78)

At December 31, 2014	-	10,564	932	(213)	11,283

Real estate property, net:

At December 31, 2014	26,486	148,829	18,283	(8,394)	185,204

At December 31, 2013	$26,486	$151,173	$21,771	$10,331	$209,761

Schedule of estimated depreciation expenses
Year	Estimated amortization expenses

2015	$3,066
2016	3,066
2017	3,066
2018	3,066
2019 and thereafter	146,454

$158,718